General and administrative expenses (Tables)	6 Months Ended
Jun. 30, 2023
General And Administrative Expenses [Line Items]
General and administrative expenses

For the quarter ended Year-to-date
USD m 30.6.23 31.3.23 30.6.22 30.6.23 30.6.22
Outsourcing costs 311 248 227 559 454
Technology costs 414 322 286 735 576
Consulting, legal and audit fees 351 181 144 532 272
Real estate and logistics costs 207 142 152 349 298
Market data services 151 113 101 264 207
Marketing and communication 89 52 61 140 101
Travel and entertainment 73 54 46 126 67
Litigation, regulatory and similar matters
1
69 721 221 790 278
Other 304 232 133 536 325
Total general and administrative expenses 1,968 2,065 1,370 4,033 2,578
1 Reflects the net increase in provisions for litigation, regulatory and similar matters recognized in the income statement. Refer to Note 15b for more information.